Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net income	$ 48,344	$ 36,546
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	25,911	22,195
Payment of drydocking costs	(4,539)	(2,278)
Amortization of share-based compensation	790	451
Amortization of deferred financing costs	3,232	1,386
Unrealized foreign exchange	69	108
Changes in operating assets and liabilities
Accounts receivable	(3,444)	4,993
Inventories	(1,139)	(1,270)
Accrued income and prepaid expenses and other current assets	(7,168)	(4,510)
Accounts payable, accrued interest and other liabilities	3,414	(3,661)
Net cash provided by operating activities	65,470	53,960
Cash flows from investing activities
Payment to acquire vessels	(1,868)	(350)
Payment for vessels under construction	(122,831)	(88,309)
Purchase of other property, plant and equipment	(40)	(109)
Receipt of shipyard penalty payments	634
Insurance recoveries	391
Net cash used in investing activities	(123,714)	(88,768)
Cash flows from financing activities
Proceeds from secured term loan facilities	95,400	30,000
Direct financing costs of secured term loan facilities	(2,400)
Repayment of secured term loan facilities	(31,057)	(30,376)
Issuance costs of stock		(340)
Net cash (used in) / provided by financing activities	61,943	(716)
Net (decrease) / increase in cash and cash equivalents	3,699	(35,524)
Cash and cash equivalents at beginning of period	62,526	194,740
Cash and cash equivalents at end of period	66,225	159,216
Supplemental Information
Total interest paid during the period, net of amounts capitalized	14,336	14,685
Total tax paid during the period	$ 402	$ 327